Cash, Cash Equivalents and Restricted Cash - Summary of Cash and Cash Equivalents (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash, Cash Equivalent, Restricted Cash, and Restricted Cash Equivalent, Continuing Operation [Abstract]
Cash and cash equivalents	$ 280,559	$ 110,213
Restricted cash, current		25,026
Cash, cash equivalents and restricted cash	$ 280,559	$ 135,239	$ 125,793	$ 159,020